Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Assets (liabilities) recognized in the balance sheet (DC- warranty)			$ 3,675,492	$ 2,348,557
Expense in the income statement (net cost for the period, CD-guarantee)			683,266	452,913
Forecast
Disclosure of defined benefit plans [line items]
Expected payments		$ 91,358,430
Long term expected benefit payments		$ 429,853
Financing income | Government Bonds
Disclosure of defined benefit plans [line items]
Interest income			7,426,089	7,534,938
Payment received			8,052,642
Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	$ 2,176,432		2,176,432	$ 2,233,490	$ 2,289,697
Affiliated Companies | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	2,031,145		2,031,145
FOLAPE | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	145,286		$ 145,286
Pensions and retirement plans | PEMEX
Disclosure of defined benefit plans [line items]
Promissory note interest amount	$ 7,239,422
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	9.42%		9.42%	9.39%
Actuarial assumption of discount rate increase or decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	10.08%		10.08%
Percentage of decrease in assumed variation rate	(12.38%)		(12.38%)
Actuarial assumption of discount rate increase or decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	17.72%		17.72%
Percentage of decrease in assumed variation rate	(14.91%)		(14.91%)
Medical services of increase or decrease of one percentage point
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	2.58%		2.58%
Percentage of decrease in assumed variation rate	(2.02%)		(2.02%)
Medical services of increase or decrease of one percentage point | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	6.93%		6.93%
Percentage of decrease in assumed variation rate	(5.01%)		(5.01%)
Actuarial assumption of inflation rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	7.66%		7.66%
Percentage of decrease in assumed variation rate	(6.58%)		(6.58%)
Actuarial assumption of inflation rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	0.00%		0.00%
Actuarial assumption of wage rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	1.04%		1.04%
Percentage of decrease in assumed variation rate	(0.90%)		(0.90%)
Actuarial assumption of wage rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	3.24%		3.24%
Percentage of decrease in assumed variation rate	(3.70%)		(3.70%)